COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Future minimum rental payments due under noncancellable operating lease agreements [Abstract]
2014	$ 2,433
2015	1,709
2016	1,127
2017	1,024
2018	501
Thereafter	1,857
Total	8,651
Future minimum rental payments due under capital lease agreements [Abstract]
2014	79
2015	82
2016	57
2017	37
2018	38
Thereafter	30
Total	323
Rent expense	4,333	4,545	4,207
Rental income from subleases	222	218	67
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Standby letters of credit	1,879
Lease expiration date	Dec. 31, 2016
Potential obligation pursuant to the guarantee	549
Advertising Time [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment	$ 9,510
Number of years for which purchase commitment is given	4 years